Templeton Dragon Fund, Inc.
Consolidated Statement of Investments, September 30, 2019 (unaudited)
		Country	Shares	Value
	Common Stocks 96.5%
	Air Freight & Logistics 0.9%
[a,b]	SF Holding Co. Ltd., A	China	1,134,000	$6,253,510
	Auto Components 0.2%
	Weifu High-Technology Co. Ltd., B	China	580,692	920,169
[a]	Xinchen China Power Holdings Ltd.	China	1,900,000	75,148
				995,317
	Automobiles 2.0%
	Chongqing Changan Automobile Co. Ltd., B	China	1,619,509	716,990
	Dongfeng Motor Group Co. Ltd., H	China	5,738,000	5,454,025
	Jiangling Motors Corp. Ltd., B	China	4,665,208	4,112,911
[b]	SAIC Motor Corp. Ltd., A	China	985,300	3,277,740
				13,561,666
	Banks 9.9%
[b]	China Construction Bank Corp., A	China	4,493,500	4,393,960
	China Construction Bank Corp., H	China	29,282,272	22,341,187
[b]	China Merchants Bank Co. Ltd., A	China	1,780,446	8,655,214
	China Merchants Bank Co. Ltd., H	China	1,816,000	8,642,213
[b]	Industrial and Commercial Bank of China Ltd., A	China	11,575,618	8,954,957
	Industrial and Commercial Bank of China Ltd., H	China	21,737,155	14,560,030
				67,547,561
	Beverages 1.8%
[b]	Kweichow Moutai Co. Ltd., A	China	55,419	8,915,603
[b]	Wuliangye Yibin Co. Ltd., A	China	182,600	3,315,657
				12,231,260
	Biotechnology 0.5%
[a,b]	Jinyu Bio-Technology Co. Ltd., A	China	1,155,300	3,049,726
	Capital Markets 0.2%
	China Everbright Ltd.	China	1,098,500	1,285,197
	Chemicals 1.0%
[a,b]	Shenzhen Capchem Technology Co. Ltd., A	China	1,233,410	4,368,832
[a,b]	Shenzhen Senior Technology Material Co. Ltd., A	China	613,940	2,370,441
				6,739,273
	Communications Equipment 0.8%
[b]	Hytera Communications Corp. Ltd., A	China	770,900	1,106,470
[b]	Shenzhen Sunway Communication Co. Ltd., A	China	855,500	4,284,471
				5,390,941
	Construction Materials 1.5%
	Anhui Conch Cement Co. Ltd., H	China	854,000	5,071,984
[b]	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A	China	1,779,000	5,231,218
				10,303,202
	Diversified Consumer Services 1.6%
[a]	New Oriental Education & Technology Group Inc., ADR	China	96,541	10,692,881
	Electric Utilities 0.6%
	CK Infrastructure Holdings Ltd.	Hong Kong	642,600	4,324,775
Quarterly Statement of Investments  |  See Notes to Consolidated Statement of Investments.  |  1

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Electrical Equipment 1.0%
[a,b]	Sunwoda Electronic Co. Ltd., A	China	3,044,200	$6,451,787
	Electronic Equipment, Instruments & Components 3.4%
[b]	AVIC Jonhon Optronic Technology Co. Ltd., A	China	622,790	3,587,750
	Flytech Technology Co. Ltd.	Taiwan	405,000	943,165
[b]	Hangzhou Hikvision Digital Technology Co. Ltd., A	China	1,339,100	6,050,757
[b]	Luxshare Precision Industry Co. Ltd., A	China	1,477,460	5,530,903
[a,b]	Shenzhen Kinwong Electronic Co. Ltd., A	China	514,460	3,319,933
[b]	Zhejiang Jiemei Electronic & Technology Co. Ltd., A	China	749,450	3,521,655
				22,954,163
	Entertainment 0.5%
	Poly Culture Group Corp. Ltd., H	China	1,083,500	870,903
[b]	Zhejiang Huace Film & TV Co. Ltd., A	China	2,976,253	2,747,945
				3,618,848
	Food & Staples Retailing 2.2%
	Beijing Jingkelong Co. Ltd., H	China	3,959,929	687,111
	Dairy Farm International Holdings Ltd.	China	1,730,478	10,902,011
[a,b]	Laobaixing Pharmacy Chain JSC, A	China	331,700	3,514,047
				15,103,169
	Food Products 4.9%
[b]	Inner Mongolia Yili Industrial Group Co. Ltd., A	China	1,096,700	4,375,539
	Uni-President China Holdings Ltd.	China	24,204,700	26,125,845
	Uni-President Enterprises Corp.	Taiwan	1,181,831	2,847,419
				33,348,803
	Health Care Equipment & Supplies 0.8%
[a,b]	Autobio Diagnostics Co. Ltd., A	China	140,400	1,738,416
	Ginko International Co. Ltd.	Taiwan	631,000	3,577,143
				5,315,559
	Health Care Providers & Services 1.9%
[b]	China National Accord Medicines Corp. Ltd., A	China	412,901	2,512,057
[b]	Huadong Medicine Co. Ltd., A	China	668,422	2,449,888
[a,b]	Meinian Onehealth Healthcare Holdings Co. Ltd.	China	3,137,239	5,336,732
	Sinopharm Group Co. Ltd., H	China	898,000	2,812,730
				13,111,407
	Hotels, Restaurants & Leisure 1.4%
[b]	Songcheng Performance Development Co. Ltd., A	China	1,081,200	4,225,972
	Yum China Holdings Inc.	China	112,820	5,125,413
				9,351,385
	Household Durables 1.5%
[b]	Gree Electric Appliances Inc. of Zhuhai, A	China	101,476	813,415
[b]	Midea Group Co. Ltd., A	China	1,296,616	9,268,863
				10,082,278
	Industrial Conglomerates 0.5%
	CK Hutchison Holdings Ltd.	Hong Kong	366,000	3,231,376
  |  2

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Insurance 7.9%
	AIA Group Ltd.	Hong Kong	3,312,980	$31,299,987
	China Life Insurance Co. Ltd., H	China	4,398,000	10,189,934
[b]	Ping An Insurance (Group) Co. of China Ltd., A	China	986,350	12,010,031
				53,499,952
	Interactive Media & Services 9.7%
[a]	Baidu Inc., ADR	China	40,792	4,191,786
	Tencent Holdings Ltd.	China	1,465,200	61,726,871
				65,918,657
	Internet & Direct Marketing Retail 10.4%
[a]	Alibaba Group Holding Ltd., ADR	China	340,010	56,859,872
[a]	Baozun Inc., ADR	China	228,685	9,764,850
[a]	Ctrip.com International Ltd., ADR	China	145,300	4,255,837
				70,880,559
	IT Services 1.3%
	TravelSky Technology Ltd., H	China	4,367,059	9,070,761
	Machinery 0.4%
[b]	Shenzhen Inovance Technology Co. Ltd., A	China	879,000	2,991,749
	Marine 0.3%
	COSCO SHIPPING Energy Transportation Co. Ltd., H	China	4,680,000	2,071,933
	Oil, Gas & Consumable Fuels 4.3%
	China Petroleum & Chemical Corp., H	China	22,779,000	13,543,186
	CNOOC Ltd.	China	4,628,800	7,063,174
	PetroChina Co. Ltd., H	China	17,219,500	8,853,722
				29,460,082
	Paper & Forest Products 1.2%
	Nine Dragons Paper Holdings Ltd.	China	9,453,301	7,960,268
	Pharmaceuticals 2.7%
	CSPC Pharmaceutical Group Ltd.	China	3,640,000	7,309,815
[b]	Jiangsu Hengrui Medicine Co. Ltd., A	China	877,443	9,903,279
	Tong Ren Tang Technologies Co. Ltd., H	China	1,330,300	1,210,150
				18,423,244
	Real Estate Management & Development 3.8%
[b]	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	China	1,594,958	4,237,097
	China Overseas Land & Investment Ltd.	China	1,410,000	4,434,415
	China Resources Land Ltd.	China	1,634,000	6,848,378
	CK Asset Holdings Ltd.	Hong Kong	974,000	6,598,629
[b]	Poly Developments and Holdings Group Co. Ltd., A	China	1,856,100	3,713,057
				25,831,576
	Semiconductors & Semiconductor Equipment 7.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	5,697,136	49,913,709
	Software 0.6%
[b]	Beijing Thunisoft Corp. Ltd., A	China	1,401,500	4,264,288
	Specialty Retail 0.2%
	Luk Fook Holdings (International) Ltd.	China	394,000	989,285
  |  3

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods 5.3%
	Anta Sports Products Ltd.	China	4,354,000	$36,024,560
	Transportation Infrastructure 0.5%
	COSCO SHIPPING Ports Ltd.	China	4,095,953	3,271,369
	Wireless Telecommunication Services 1.5%
	China Mobile Ltd.	China	1,264,500	10,462,347
	Total Common Stocks (Cost $409,758,295)			655,978,423
	Short Term Investments (Cost $34,389,393) 5.1%
	Money Market Funds 5.1%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	United States	34,389,393	34,389,393
	Total Investments (Cost $444,147,688) 101.6%			690,367,816
	Other Assets, less Liabilities (1.6)%			(10,692,653)
	Net Assets 100.0%			$679,675,163

See Abbreviations on page 7.
[a]Non-income producing.
[b]The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Dragon Fund, Inc.
Notes to Consolidated Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  5

Templeton Dragon Fund, Inc.
Notes to Consolidated Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$539,399	$111,984,469	$(78,134,475)	$ —	$ —	$34,389,393	34,389,393	$288,591
5.  INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Templeton Dragon Fund. At September 30, 2019, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2019, the net assets of the China Fund were $175,483,167, representing 25.8% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
  |  6

Templeton Dragon Fund, Inc.
Notes to Consolidated Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2019, all of the Fund’s’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Consolidated Statement of Investments.
7.   SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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